Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2013
Significant Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The Company has reclassified the following amounts within its previously reported Consolidated Statements of Cash Flows on a retrospective basis to reflect this change in accounting principle:

	Fiscal 2012	Fiscal 2011
Net cash used by operating activities - Accounts payable and accrued liabilities:
As previously reported	$1,424	$(60,573)
Reclassification of share based award tax withholding payments	3,936	2,482
As reclassified	$5,360	$(58,091)
Net cash used by financing activities - Share based award tax withholding payments:
As previously reported	$—	$—
Reclassification of share based award tax withholding payments	(3,936)	(2,482)
As reclassified	$(3,936)	$(2,482)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The following is a roll forward of the amounts recorded in AOCI:

	Fiscal 2013	Fiscal 2012	Fiscal 2011
Foreign Currency Translation Adjustments:
Beginning balance	$(225)	$8,377	$18,984
Gross change before reclassification adjustment	(6,622)	(8,602)	(12,857)
Gross change after reclassification adjustment	$(6,622)	$(8,602)	$(12,857)
Deferred tax effect	—	—	2,742
Deferred tax valuation allowance	—	—	(492)
Other Comprehensive Loss	$(6,622)	$(8,602)	$(10,607)
Noncontrolling interest	203	—	—
Ending balance	$(7,050)	$(225)	$8,377

Unrealized Gains (Losses) on Cash Flow Hedges:
Beginning balance	$218	$(1,327)	$(5,755)
Gross change before reclassification adjustment	(2,013)	(1,824)	(5,992)
Net reclassification adjustment for (gains) losses included in earnings	(920)	3,097	13,422
Gross change after reclassification adjustment	$(2,933)	$1,273	$7,430
Deferred tax effect	(234)	(636)	(2,671)
Deferred tax valuation allowance	658	908	(331)
Other Comprehensive Income	$(2,509)	$1,545	$4,428
Ending balance	$(2,291)	$218	$(1,327)

Defined Benefit Pension Plans:
Beginning balance	$(33,428)	$(21,496)	$(20,726)
Gross change before reclassification adjustment	8,097	(15,682)	(6,344)
Net reclassification adjustment for losses (gains) included in Cost of goods sold	1,571	900	(174)
Net reclassification adjustment for (gains) losses included in Selling expenses	(584)	—	69
Net reclassification adjustment for losses included in General and administrative expenses	373	—	113
Gross change after reclassification adjustment	$9,457	$(14,782)	$(6,336)
Deferred tax effect	(5,123)	3,632	2,037
Deferred tax valuation allowance	(86)	(782)	3,529
Other Comprehensive (Loss) Income	$4,248	$(11,932)	$(770)
Ending balance	$(29,180)	$(33,428)	$(21,496)

Total Other Comprehensive Loss, net of tax	$(4,883)	$(18,989)	$(6,949)

Total ending AOCI	$(38,521)	$(33,435)	$(14,446)